Leases (Details) - Scheduel of minimum aggregate future obligations under noncancelable operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Scheduel of minimum aggregate future obligations under noncancelable operating leases [Abstract]
2022	$ 2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
Noncancelable operating leases total	$ 14,648